Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT MUTUAL FUNDS INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND | SIT BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	566
10 Years	rr_ExpenseExampleYear10	1,253
Annual Return 2001	rr_AnnualReturn2001	(12.99%)
Annual Return 2002	rr_AnnualReturn2002	(18.59%)
Annual Return 2003	rr_AnnualReturn2003	19.20%
Annual Return 2004	rr_AnnualReturn2004	9.22%
Annual Return 2005	rr_AnnualReturn2005	7.51%
Annual Return 2006	rr_AnnualReturn2006	7.88%
Annual Return 2007	rr_AnnualReturn2007	10.52%
Annual Return 2008	rr_AnnualReturn2008	(26.88%)
Annual Return 2009	rr_AnnualReturn2009	23.12%
Annual Return 2010	rr_AnnualReturn2010	10.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.45%)
1 Year	rr_AverageAnnualReturnYear01	10.51%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	1.63%
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND | SIT BALANCED FUND | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.92%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	0.93%
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND | SIT BALANCED FUND | Return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.02%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	1.00%
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40.84% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.84%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a diversified portfolio of stocks and bonds. In seeking to achieve the Fund's long-term capital growth objective, the Fund invests in common stocks of growth companies. To provide shareholders with regular income, the Fund invests in fixed-income securities and/or common stocks selected primarily for their dividend payment potential.

Between 35% and 65% of the Fund's assets will be invested in common stocks and between 35% and 65% in fixed-income securities. The Fund's allocation of assets will vary over time in response to the Adviser's evaluation of present and anticipated market and economic conditions.

The equity portion of the Fund's portfolio is invested primarily in the common stocks of growth companies with a capitalization of $5 billion or more at the time of purchase.

In selecting equity securities for the Fund, the Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

•	unique product or service,

•	growing product demand,

•	dominant and growing market share,

•	management experience and capabilities, and

•	strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.

The fixed-income portion of the Fund's portfolio is invested primarily in a diversified portfolio of debt securities that may include the following securities:

•

mortgage-backed securities (including collateralized mortgage obligations), such as securities issued by Government National Mortgage Association (GNMA securities are backed by the full faith and credit of the U.S. government), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA) (FHLMC and FNMA securities are backed by the credit of the issuing governmental agency),

•	asset-backed securities collateralized by assets such as automobile and credit card receivables, utilities, home improvement loans and home equity loans,

•	obligations of the U.S. government, its agencies and instrumentalities,

•	corporate debt securities,

•	taxable municipal securities, and

•

short-term debt obligations, including commercial paper and bank instruments, such as certificates of deposit, time deposits, and bankers' acceptances. The Fund invests primarily in debt securities that, at the time of purchase, are either rated investment-grade (BBB or above by Standard & Poor's or Baa or above by Moody's Investor Services), or, if unrated, determined to be of comparable quality by the Adviser. Unrated securities will not exceed 20% of the fixed-income portion of the Fund's portfolio. As of September 30, 2011, 2.2% of the fixed-income portion of the Fund's portfolio was in unrated securities.

In selecting fixed-income securities for the Fund, the Adviser seeks fixed-income securities providing maximum total return. In making purchase and sales decisions for the Fund, the Adviser considers its economic outlook and interest rate forecast, as well as its evaluation of a fixed-income security's credit quality, yield, maturity, and liquidity. Based upon its economic outlook, the Adviser attempts to shift the fixed-income sector concentrations of the portfolio. Based upon its interest rate forecast, the Adviser attempts to shift the fixed-income portfolio's average effective duration, seeking to maintain an average effective duration for the fixed-income portion of the Fund's portfolio of 3 to 7 years. Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the market value of a security with an effective duration of 3 years would decrease by 3%, with all other factors being constant.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:

•

Call Risk: Many bonds may be redeemed ("called") at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

•

Credit Risk: The issuers or guarantors of securities of fixed-income securities owned by the Fund may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.

•

Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

•	Income Risk: The income you earn from the Fund may decline due to declining interest rates.

•

Interest Rate Risk: An increase in interest rates may lower the Fund's value and the overall return on your investment. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.

•	Management Risk: A strategy used by the investment management team may not produce the intended results.

•

Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

•	Mid Cap Stock Risk: Stocks of mid cap stocks may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

•

Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund's value to rising interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide information on the Fund's volatility and performance. The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below compares the Fund's performance over different time periods to that of the Fund's benchmark indices which are broad measures of market performance. Updated performance information is available at the Fund's website at www.sitfunds.com or by calling 800-332-5580.

After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below compares the Fund's performance over different time periods to that of the Fund's benchmark indices which are broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-332-5580
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sitfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date return as of 9/30/11 (not annualized) was -4.20%. Best Quarter: 11.54% (3Q09) Worst Quarter: -15.45% (4Q08)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND | Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
SIT MUTUAL FUNDS, INC. | SIT BALANCED FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets shown in the Fund's Financial Highlights, which does not include Acquired Fund Fees and Expenses.